Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Regenerative Medicine - China segment [Member] | Income Statement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operating results of the Regenerative Medicine - China business for the years ended December 31, 2011 and 2010, which are included in discontinued operations, were as follows (in thousands):

	Year Ended December 31,
	2011	2010

Revenue	$274.3	$55.9
Cost of revenues	(140.6)	(36.0)
Research and development	(378.3)	(112.4)
Selling, general, and administrative	(3,089.9)	(1,408.2)
Other income (expense)	(9.7)	(63.8)
Loss from discontinued operations	$(3,344.2)	$(1,564.5)

Regenerative Medicine - China segment [Member] | Balance Sheet [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The summary of the assets and liabilities related to discontinued operations as of December 31, 2011 and 2010, respectively, were as follows (in thousands):

	December 31,
	2011	2010

Cash and cash equivalents	$103.3	$2,308.4
Accounts receivable, net	—	26.2
Prepaid expenses and other current assets	284.4	214.5
Property, plant and equipment, net	1,256.8	2,331.6
Other Assets	149.0	69.1
	$1,793.5	$4,949.8

Accounts payable	$177.8	$53.5
Accrued liabilities	31.0	29.3
	$208.8	$82.8

Pharmaceutical Manufacturing - China business [Member] | Income Statement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operating results of the Pharmaceutical Manufacturing - China business for the years ended December 31, 2011 and 2010, which are included in discontinued operations, were as follows (in thousands):

	Year Ended December 31,
	2011	2010

Revenue	$63,393.6	$69,584.3
Cost of revenues	(47,186.8)	(49,639.4)
Research and development	(2,904.1)	(1,564.0)
Selling, general, and administrative	(11,068.2)	(9,905.0)
Goodwill impairment	(19,432.7)	—
Other income (expense)	(1,081.4)	51.9
Provision for income taxes	(392.8)	(550.9)
(Loss) income from discontinued operations	$(18,672.4)	$7,976.9

Pharmaceutical Manufacturing - China business [Member] | Balance Sheet [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The summary of the assets and liabilities related to discontinued operations as of December 31, 2011 and 2010, respectively, were as follows (in thousands):

	December 31,
	2011	2010

Cash and cash equivalents	$8,707.0	$4,834.9
Restricted cash	—	3,381.4
Accounts receivable, net	5,525.7	5,817.1
Inventory	16,505.7	21,023.4
Deferred income taxes	463.7	—
Prepaid expenses and other current assets	777.5	457.2
Property, plant and equipment, net	36,490.4	34,231.2
Land use rights, net	4,872.4	4,807.8
Goodwill	8,495.7	27,002.0
Intangible assets, net	21,846.4	23,903.2
Other Assets	2,459.9	—
	$106,144.4	$125,458.2

Accounts payable	$7,950.3	$13,637.8
Accrued liabilities	1,705.8	2,067.8
Bank loans	15,712.0	3,034.0
Notes payable	—	9,451.5
Income tax payable	621.6	1,242.9
Deferred income taxes	6,177.4	6,191.6
Unearned revenue	1,315.4	1,648.9
Amount due from related parties	20,862.7	8,301.4
	$54,345.2	$45,575.9